TEMPLETON GLOBAL INVESTMENT TRUST

Broward Financial Centre
500 East Broward Boulevard, Suite 2100
Fort Lauderdale, FL 33394-3091
Facsimile 954.847.2288
Telephone 954.527.7500

August 5, 2008

Filed Via EDGAR (CIK 0000916488)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Templeton Global Investment Trust

File Nos. 33-73244 and 811-08226

Dear Sir or Madam:

Pursuant to Rule 497j under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 29, 2008.

Very truly yours,

/s/ROBERT C. ROSSELOT

Robert C. Rosselot

Secretary

RCR:dac